Segments - Schedule of Segment of the Continuing Operations (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Line Items]
Revenue	$ 132,163,734	$ 119,971,638	$ 123,994,053
Cost of goods	127,409,588	116,132,823	119,115,636
Gross profit	4,754,146	3,838,815	4,878,417
Selling expenses	3,040,136	1,534,200	934,223
General and administrative expenses	3,580,025	3,339,954	3,348,112
Income (loss) from operations	(1,866,015)	(1,035,339)	596,082
Depreciation and amortization	363,686	57,516	36,001
Total capital expenditures	449		1,168
Offline Wholesale [Member]
Segment Reporting [Line Items]
Revenue	117,872,139	118,864,443	123,994,053
Cost of goods	113,913,687	115,107,821	119,115,636
Gross profit	3,958,452	3,756,622	4,878,417
Selling expenses	2,515,252	1,497,333	934,223
General and administrative expenses	3,580,025	3,339,954	3,348,112
Income (loss) from operations	(2,136,825)	(1,080,665)	596,082
Depreciation and amortization	154,975	57,516	36,001
Total capital expenditures	449		1,168
Online Platform [Member]
Segment Reporting [Line Items]
Revenue	14,291,595	1,107,195
Cost of goods	13,495,901	1,025,002
Gross profit	795,694	82,193
Selling expenses	524,884	36,867
General and administrative expenses
Income (loss) from operations	270,810	45,326
Depreciation and amortization	208,711
Total capital expenditures